Inventories (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Initial balance	$ (4,608,447)	$ (5,770,789)
Inventories write-down estimation	(7,082,492)	(6,769,193)
Write-off	5,070,324	7,930,817
Conversion effect	363,555	718
Total	$ (6,257,060)	$ (4,608,447)